Grandeur Peak Emerging Markets Opportunities Fund
SUMMARY SECTION GRANDEUR PEAK EMERGING MARKETS OPPORTUNITIES FUND (THE “FUND”)
INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Grandeur Peak Emerging Markets Opportunities Fund		Investor Shares	Institutional Shares
Redemption Fee	[1]	2.00%	2.00%
[1]	(as a percentage of or amount redeemed within 60 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Grandeur Peak Emerging Markets Opportunities Fund		Investor Shares	Institutional Shares
Management Fees		1.35%	1.35%
Distribution and service (12b-1) fees		0.25%	none
Other Expenses	[1]	0.40%	0.40%
Acquired Fund Fees and Expenses	[1]	none	none
Total Annual Fund Operating Expenses		2.00%	1.75%
Fee Waiver and Expense Reimbursement	[2]	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.95%	1.70%
[1]	Expenses have been restated to reflect current fees.
[2]	Grandeur Peak Global Advisors, LLC (the "Adviser"), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.95% and 1.70% of the Fund's average daily net assets for the Fund's Investor Class Shares and Institutional Class Shares, respectively. This agreement is in effect through August 31, 2015. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through this agreement to the extent that a Fund's expenses in later periods fall below the annual rates set forth in this agreement or in previous agreements. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee and expenses was deferred. This agreement may not be terminated or modified prior to this date except with the approval of the Fund's Board of Trustees.

EXAMPLE
This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the contractual period only. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:
NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example Grandeur Peak Emerging Markets Opportunities Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Investor Shares	198	622	1,073	2,320
Institutional Shares	173	546	944	2,056

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund invests primarily in small and micro-cap companies domiciled in emerging or frontier markets. Under normal market conditions, the Adviser will invest at least 80% of the Fund’s assets in equity securities (including common stock, preferred stock and securities convertible into common stock) of companies that are domiciled in emerging or frontier markets. Emerging and frontier markets include all countries currently excluded from the Morgan Stanley World Index of developed countries. Domicile is determined by where the company is organized, located, has the majority of its assets, or receives the majority of its revenue.

The Fund will typically invest in securities issued by companies domiciled in each of at least three emerging or frontier markets. The Fund will invest the Fund’s assets primarily in companies with market capitalizations of less than $5 billion at the time of purchase. The Fund may invest a significant portion of its total assets in micro-cap companies with market capitalizations below $1 billion (up to 90% at the time of purchase under normal market conditions). The Fund may also invest a portion of its total assets (up to 35% under normal market conditions) in securities of companies with market capitalizations of greater than $5 billion at the time of purchase when the companies meet our investment criteria.

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe followed by “bottom up” fundamental analysis to identify growth companies that it believes to be best-in-class among their global peers. This fundamental analysis generally includes studying the company, its industry, and its competitors, as well as talking with the management team. The Adviser travels extensively to visit companies and expects to meet with senior management. The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback and therefore have a particularly appealing valuation relative to their long-term growth potential.

At times, the Fund may invest in early stage companies with limited or no earnings history if the Adviser believes they have outstanding long-term growth potential. The Fund may also invest in Initial Public Offerings (IPOs). The Adviser invests in what it believes to be the best investments available without regard to benchmark weightings in regions, countries or industries. The Adviser may significantly shift Fund assets between asset classes, sectors and geographic regions based on where it believes the best growth opportunities and valuations currently exist. The Fund may invest a large percentage of its assets in a few sectors or regions. The Fund is non-diversified, meaning that it can concentrate investments in a more limited number of issuers than a diversified fund.
PRINCIPAL RISKS OF THE FUND
All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline due to movements in the overall stock market.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Region Risk. Social, political and economic conditions and changes in regulatory, tax or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic or regulatory developments.

Currency Risk. The U.S. dollar value of the Fund’s assets will be affected by foreign currency exchange rates and may be affected by exchange control regulations. A change in the value of any foreign currency will change the U.S. dollar value of the Fund’s assets that are denominated or traded in that country. In addition, the Fund may incur costs in connection with conversions between various currencies. A risk of not hedging currencies is that if the U.S. dollar strengthens, returns from foreign markets will be less when converted into U.S. dollars.

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in countries with emerging economies and securities markets, which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government could seize or nationalize companies, impose additional withholding taxes on dividends or interest income payable on securities, impose exchange controls or adopt other restrictions that could affect the Fund’s investments.

Regulatory Risk. Foreign companies not publicly traded in the United States are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies.

Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates.

Emerging and Frontier Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging and frontier market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Micro-and Small-Cap Company Stock Risk. Micro- and small-cap company stocks may be very sensitive to changing economic conditions and market downturns. Micro-cap and small-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Early Stage Companies Risk. Early stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early stage companies may be illiquid, privately traded, and more volatile and speculative than the securities of larger companies.

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk because companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth, and is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

Foreign Tax Risk. The Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. The Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by the Fund, shareholders may be entitled to a credit or deduction for U.S. tax purposes.

Transaction Costs. The costs of buying and selling foreign securities including brokerage, tax and custody costs are generally higher than those for domestic transactions.

Non-Diversification Risk. The Fund can invest a larger portion of its assets in the stocks of a limited number of companies than a diversified fund, which means it may have more exposure to the price movements of a single security or small group of securities than funds that diversify their investments among many companies.

Sector Weightings Risk. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased relative exposure to the price movements of those sectors.

New Fund Risk. There is limited performance history for investors of the Fund to evaluate, as the Fund is newly formed.
PERFORMANCE INFORMATION
As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund. Updated performance is available on the Fund’s website, www.grandeurpeakglobal.com, or by calling 855-377-PEAK(7325).